Basis of Presentation and General Information - Transaction Agreement DSS (Details) - USD ($) $ in Thousands	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 27, 2019	Nov. 27, 2018	Dec. 31, 2018
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Reverse unit split, description	one for seven reverse unit split
Athena renamed to Diamond S
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Cash received		$ 10,000
Shares to be distributed		12,725,000
Transaction Agreement with DSS
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Closing date of Transaction Agreement			Mar. 27, 2019
Credit facility, maximum borrowing capacity		$ 360,000
Expiration period of line of credit			5 years
Date Of Transaction Agreement			Nov. 27, 2018